Derivative financial instruments - Hedged forecast cash flows (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	1,696	2,599
Up to one year [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	493	685
One to two years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	409	717
Two to three years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	324	536
Three to four years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	238	346
Four to five years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	122	200
More than five years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	110	115